23. Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tax Assets And Liabilities Tables Abstract
The total charge for the year can be reconciled to accounting profit

The total charge for the year can be reconciled to accounting profit as follows:

Thousand of reais	2020	2019	2018

Operating Profit Before Tax	9,663,975	22,273,149	15,909,771
Interest on capital (1)	-	-	(4,080,000)
Operating Profit Before Tax	9,663,975	22,273,149	11,829,771
Rates (25% income tax and 20% social contribution tax)	(4,348,789)	(8,909,260)	(5,323,397)
PIS and COFINS (net of income and social contribution taxes) (2) (6)	(1,589,260)	(1,983,839)	(1,490,190)
Non-taxable/Non-deductible:
Equity in affiliates	85,723	59,795	29,681
Goodwill(3)	(183,854)	(137,175)	(101,305)
Exchange variation - foreign branches (4)	6,831,484	715,424	2,792,995
Net Indeductible Expenses of Non-Taxable Income (6)	(57,663)	214,242	384,554
Adjustments:
Constitution of income and social contribution taxes on temporary differences	551,983	70,223	136,353
Effects of change in rate of social contribution taxes (5)	-	1,604,000
CSLL Aliquot Differential Effect (5)	353,777	2,796,493	(90,013)
Other adjustments	665,239	(71,602)	551,469
Income taxes	32,786,778	(5,641,699)	(3,109,853)
Of which:
Current tax (6)	(5,111,380)	(6,692,328)	(4,704,293)
Deferred taxes	8,898,158	1,050,629	1,594,440
Taxes paid in the year	(1,269,150)	(5,301,184)	(3,668,571)

(1) Amount distributed to shareholders as interest attributable to shareholders’ equity. For accounting purposes, although the interest should be reflected in the income statement for tax deduction, the charge is reversed before the calculation of the net income in the financial statements and deducted from the shareholders’ equity since it is considered as dividend.

(2) PIS and COFINS are considered a profit-base component (net basis of certain revenues and expenses), therefore and accordingly to IAS 12 they are recorded as income taxes.

(3) The difference between the tax basis and accounting basis of goodwill on acquisition of Banco ABN Amro Real S.A. is a permanent and definitive difference. Administration in this case the possibility of loss on impairment or disposal is remote and only applies to the entity as a whole and according to the characteristics of the business combination performed, it is not possible to segregate and identify the business originally acquired. Therefore deferred tax liability is not record.

(4) Permanent difference related of foreign currency exchange variation on investments abroad nontaxable/ deductible (see details below).

(5) Effect of the rate differential for other non-financial corporations, with a social contribution rate of 9%, as well as the effect of the additional 5% applicable to financial institutions, valid until the end of 2018.

(6) Includes mainly the tax effect on expenses with donations, revenues from judicial deposit updates and other income and expenses that do not qualify as temporary differences.

Foreign exchange variations recorded as a result of foreign investments

Tax distinct treatment from such exchange rate differences results in volatility in "Operating Income Before Tax" and "Income taxes". The foreign exchange variations recorded as a result of foreign investments in the year ended on December 31, 2020, 2019 and 2018.

	2020	2019	2018
Exchange differences (net)
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	16,791,857	1,512,322	6,673,535
Gains (losses) on financial assets and liabilities (net)
Result generated by derivative contracts used as hedge	(30,374,869)	(2,776,601)	(12,540,855)
Income Taxes
Tax effect of derivative contracts used as hedge - PIS / COFINS	311,819	(106,497)	255,481
Tax effect of derivative contracts used as hedge - IR / CS	13,271,193	1,370,776	5,611,839

The effective tax rate

The effective tax rate is as follows:

Thousand of reais	2020	2019	2018

Operating Profit Before Tax	9,663,975	22,273,149	15,909,771
Income tax	(3,786,778)	5,641,699	3,109,853
Effective tax rate	(39.18)%	25.33%	19.55%

The Bank recognized the following amounts in consolidated equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated equity:

Thousand of reais	2020	2019	2018

Tax credited to equity	3,008,035	3,517,590	2,785,330
Measurement at fair value through other comprehensive income	472,472	416,748	369,805
Measurement of cash flow hedges	1,533	186	2,081
Measurement of investment hedges	562,353	562,353	562,353
Defined benefit plan	1,971,677	2,538,303	1,851,091
Tax charged to equity	(3,087,311)	(3,952,457)	(2,168,758)
Measurement at fair value through other comprehensive income	(2,700,991)	(3,618,126)	(1,997,600)
Measurement of cash flow hedges	(386,284)	(322,080)	(163,038)
Defined benefit plan	(36)	(12,251)	(8,120)
Total	(79,276)	(434,867)	616,572

Balances of Tax assets - Deferred and Tax liabilities - Deferred

The detail of the balances of “Tax assets – Deferred” and “Tax liabilities – Deferred” is as follows:

Thousand of reais	2020	2019	2018

Tax assets:	37,981,698	30,295,062	27,680,578
Of which:
Temporary differences (1)	32,113,436	29,565,702	26,416,527
Tax loss carry forwards	5,693,104	367,120	846,587
Social contribution taxes 18%	175,158	362,240	417,464
Total deferred tax assets	37,981,698	30,295,062	27,680,578

Tax liabilities:	4,546,595	5,540,873	3,031,389
Of which:
Excess depreciation of leased assets	166,903	148,839	123,257
Adjustment to fair value of trading securities and derivatives	4,379,692	5,392,034	2,908,132
Total deferred tax liabilities	4,546,595	5,540,873	3,031,389

(1) Temporary differences relate mainly to impairment losses on loans and receivables and provisions for lawsuits and administrative proceedings, and the effect of the fair value of financial instruments.

Changes in the balances of Tax Assets - Deferred and Tax Liabilities - Deferred

The changes in the balances of “Tax Assets – Deferred” and “Tax Liabilities – Deferred” in the last three years were as follows:

Thousand of reais	Balances at December 31, 2019	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance at December 31, 2020

Tax assets:	30,295,060	8,362,100	(400,583)	(418,784)	161,603	37,999,396
Temporary differences	29,565,700	3,223,197	(400,583)	(418,784)	161,603	32,131,133
Tax loss carry forwards	367,120	5,325,984	-	-	-	5,693,104
Social contribution taxes 18%	362,240	(187,081)	-	-	-	175,159
Tax liabilities:	5,540,873	129,231	(1,063,160)	(60,349)	-	4,546,595
Temporary differences	5,540,873	129,231	(1,063,160)	(60,349)	-	4,546,595
Total	24,754,187	8,232,869	662,577	(358,435)	161,603	33,452,801

Thousand of reais	Balances at December 31, 2018	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance at December 31, 2019

Tax assets:	27,680,578	3,693,727	471,499	(1,550,744)	-	30,295,060
Temporary differences	26,416,527	4,240,405	471,499	(1,562,731)	-	29,565,700
Tax loss carry forwards	846,587	(491,454)	-	11,987	-	367,120
Social contribution taxes 18%	417,464	(55,224)	-	-	-	362,240
Tax liabilities:	3,031,389	781,448	1,773,065	(45,029)	-	5,540,873
Temporary differences	3,031,389	781,448	1,773,065	(45,029)	-	5,540,873
Total	24,649,189	2,912,279	(1,301,566)	(1,505,715)	-	24,754,187

Thousand of reais	Balances at December 31, 2017	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance at December 31, 2018

Tax assets:	24,778,078	1,674,317	(186,260)	1,369,934	44,509	27,680,578
Temporary differences	23,375,600	1,812,744	(186,260)	1,369,934	44,509	26,416,527
Tax loss carry forwards	866,579	(19,992)	-	-	-	846,587
Social contribution taxes 18%	535,899	(118,435)	-	-	-	417,464
	2,496,531	79,877	607,773	(153,623)	831	3,031,389
Temporary differences	2,496,531	79,877	607,773	(153,623)	831	3,031,389
Total	22,281,547	1,594,440	(794,033)	1,523,557	43,678	24,649,189

(1) It relates to deferred taxes recognized in equity due to temporary differences accounted in equity.

(2) In 2020, it mainly refers to net of deferred taxes amounted to R$1,595,773 (2019 - R$1,216,311 and 2018 - R$241,708), which have the same counterparty and realization period.

Expected realization of deferred tax assets

e) Expected realization of deferred tax assets

	Tax assets				Tax liabilities
Year	Temporary differences	Tax loss carry forwards	Social contribution taxes 18%	Total	Temporary differences	Total

2021	4,334,901	3,214,512	175,158	7,724,571	2,282,399	2,282,399
2022	12,412,237	60,066	-	12,472,303	2,123,509	2,123,509
2023	10,671,466	266,517	-	10,937,983	31,007	31,007
2024	819,052	2,034,568	-	2,853,620	16,662	16,662
2025	2,758,198	9,520	-	2,767,718	16,028	16,028
2026 a 2028	525,852	107,921	-	633,773	46,338	46,338
2029 a 2030	609,428	-	-	609,428	30,652	30,652
Total	32,131,134	5,693,104	175,158	37,999,396	4,546,595	4,546,595